Stockholders' equity (Details) $ in Thousands	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 SFr / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 SFr / shares
Share capital | $	$ 1,875		$ 1,872
Total share capital | $	$ 1,875		$ 1,872
Total number of fully paid-in shares held as treasury shares	1,202,191		2,088,061
Treasury share capital | $	$ 1,288		$ 1,139
Common Stock - Class A
Common stock, par value | SFr / shares		SFr 0.01		SFr 0.01
Share capital | $	$ 400		$ 400
Total number of authorized shares	40,021,988		40,021,988
Total number of fully paid-in issued shares	40,021,988		40,021,988
Total number of fully paid-in outstanding shares	40,021,988		40,021,988
Par value per share | SFr / shares		0.01		0.01
Total share capital | $	$ 400		$ 400
Common Stock - Class A | Articles of association and Swiss capital categories
Total number of authorized shares	0		0
Total number of conditional shares	0		0
Total number of fully paid-in shares	40,021,988		40,021,988
Common Stock - Class B
Common stock, par value | SFr / shares		0.05		0.05
Share capital | $	$ 1,475		$ 1,472
Total number of authorized shares	41,066,298		41,063,901
Total number of fully paid-in issued shares	28,824,086		28,769,797
Total number of fully paid-in outstanding shares	27,621,895		26,681,736
Par value per share | SFr / shares		SFr 0.05		SFr 0.05
Total share capital | $	$ 1,475		$ 1,472
Common Stock - Class B | Articles of association and Swiss capital categories
Total number of authorized shares	8,881,829		8,881,829
Total number of conditional shares	11,840,090		11,894,379
Total number of fully paid-in shares	28,824,086		28,769,797